Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Common Stock Adagio Medical Inc	Common Stock	Additional Paid-in Capital Adagio Medical Inc	Additional Paid-in Capital	Accumulated Deficit Adagio Medical Inc	Accumulated Deficit	Accumulated Other Comprehensive Income Adagio Medical Inc	Accumulated Other Comprehensive Income	Adagio Medical Inc	Total
Beginning Balance at Dec. 31, 2021									$ 91,469
Beginning Balance (in shares) at Dec. 31, 2021									4,939,946
Ending Balance at Dec. 31, 2022									$ 91,469	$ 91,469
Ending Balance (in shares) at Dec. 31, 2022									4,939,946	4,939,946
Beginning Balance at Dec. 31, 2021	$ 1		$ 763		$ (73,386)		$ 4		$ (72,618)
Beginning Balance (in shares) at Dec. 31, 2021	745,193
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							24		24
Stock option exercises			25						$ 25
Stock option exercises (in shares)	10,967								11,217
Stock-based compensation			365						$ 365
Net loss					(23,673)				(23,673)
Ending Balance at Dec. 31, 2022	$ 1	$ 1	1,153	$ 1,153	(97,059)	$ (97,059)	28	$ 28	$ (95,877)	$ (95,877)
Ending Balance (in shares) at Dec. 31, 2022	756,160	756,160							762,762
Increase (Decrease) in Stockholders' Deficit
Net loss									$ (8,949)
Ending Balance at Mar. 31, 2023					(106,008)				(104,722)
Beginning Balance at Dec. 31, 2022									$ 91,469	$ 91,469
Beginning Balance (in shares) at Dec. 31, 2022									4,939,946	4,939,946
Ending Balance at Jun. 30, 2023									$ 91,469	$ 91,469
Ending Balance (in shares) at Jun. 30, 2023									4,939,946	4,939,946
Beginning Balance at Dec. 31, 2022	$ 1	$ 1	1,153	1,153	(97,059)	(97,059)	28	28	$ (95,877)	$ (95,877)
Beginning Balance (in shares) at Dec. 31, 2022	756,160	756,160							762,762
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							(5)		$ (5)
Stock option exercises			10						10
Stock option exercises (in shares)	4,758
Stock-based compensation			204						204
Net loss					(17,208)				(17,208)
Ending Balance at Jun. 30, 2023	$ 1	$ 1	1,367	1,367	(114,267)	(114,267)	23	23	(112,876)	(112,876)
Ending Balance (in shares) at Jun. 30, 2023	760,918	760,918
Beginning Balance at Dec. 31, 2022									$ 91,469	$ 91,469
Beginning Balance (in shares) at Dec. 31, 2022									4,939,946	4,939,946
Ending Balance at Sep. 30, 2023										$ 91,469
Ending Balance (in shares) at Sep. 30, 2023										4,939,946
Beginning Balance at Dec. 31, 2022	$ 1	$ 1	1,153	1,153	(97,059)	(97,059)	28	28	$ (95,877)	$ (95,877)
Beginning Balance (in shares) at Dec. 31, 2022	756,160	756,160							762,762
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment								(1)		(1)
Stock option exercises				11						11
Stock option exercises (in shares)		4,412
Stock-based compensation				329						329
Net loss						(27,969)			$ (27,969)	(27,969)
Ending Balance at Sep. 30, 2023		$ 1		1,493	(125,028)	(125,028)		27	(123,507)	(123,507)
Ending Balance (in shares) at Sep. 30, 2023		760,572
Beginning Balance at Dec. 31, 2022									$ 91,469	$ 91,469
Beginning Balance (in shares) at Dec. 31, 2022									4,939,946	4,939,946
Ending Balance at Dec. 31, 2023									$ 91,469	$ 91,469
Ending Balance (in shares) at Dec. 31, 2023									4,939,946	4,939,946
Beginning Balance at Dec. 31, 2022	$ 1	$ 1	1,153	1,153	(97,059)	(97,059)	28	28	$ (95,877)	$ (95,877)
Beginning Balance (in shares) at Dec. 31, 2022	756,160	756,160							762,762
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							(11)		$ (11)
Stock option exercises			13						$ 13
Stock option exercises (in shares)	23,748								5,669
Stock-based compensation			442						$ 442
Net loss					(36,590)				(36,590)
Ending Balance at Dec. 31, 2023	$ 1	$ 1	1,608	1,608	(133,649)	(133,649)	17	17	$ (132,023)	$ (132,023)
Ending Balance (in shares) at Dec. 31, 2023	779,908	779,908							786,510	786,510
Ending Balance at Jun. 30, 2023									$ 91,469	$ 91,469
Ending Balance (in shares) at Jun. 30, 2023									4,939,946	4,939,946
Beginning Balance at Mar. 31, 2023					(106,008)				$ (104,722)
Ending Balance at Jun. 30, 2023	$ 1	$ 1	1,367	1,367	(114,267)	(114,267)	23	23	(112,876)	$ (112,876)
Ending Balance (in shares) at Jun. 30, 2023	760,918	760,918
Ending Balance at Sep. 30, 2023										$ 91,469
Ending Balance (in shares) at Sep. 30, 2023										4,939,946
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment								4		$ 4
Stock option exercises		$ (346)		1						1
Stock-based compensation				125						125
Net loss						(10,761)				(10,761)
Ending Balance at Sep. 30, 2023		$ 1		1,493	(125,028)	(125,028)		27	(123,507)	(123,507)
Ending Balance (in shares) at Sep. 30, 2023		760,572
Ending Balance at Dec. 31, 2023									$ 91,469	$ 91,469
Ending Balance (in shares) at Dec. 31, 2023									4,939,946	4,939,946
Ending Balance at Dec. 31, 2023	$ 1	$ 1	1,608	1,608	(133,649)	(133,649)	17	17	$ (132,023)	$ (132,023)
Ending Balance (in shares) at Dec. 31, 2023	779,908	779,908							786,510	786,510
Increase (Decrease) in Stockholders' Deficit
Net loss									$ (7,309)
Ending Balance at Mar. 31, 2024					(140,958)				(139,218)
Beginning Balance at Dec. 31, 2023									$ 91,469	$ 91,469
Beginning Balance (in shares) at Dec. 31, 2023									4,939,946	4,939,946
Ending Balance at Jun. 30, 2024									$ 86,783	$ 86,783
Ending Balance (in shares) at Jun. 30, 2024									4,732,044	4,732,044
Beginning Balance at Dec. 31, 2023	$ 1	$ 1	1,608	1,608	(133,649)	(133,649)	17	17	$ (132,023)	$ (132,023)
Beginning Balance (in shares) at Dec. 31, 2023	779,908	779,908							786,510	786,510
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment							5		$ 5
Stock option exercises			2						$ 2
Stock option exercises (in shares)	272								0
Stock-based compensation			221						$ 221
Net loss					(13,043)				(13,043)
Ending Balance at Jun. 30, 2024	$ 1	$ 1	6,163	6,163	(146,692)	(146,692)	22	22	$ (140,506)	$ (140,506)
Ending Balance (in shares) at Jun. 30, 2024	780,180	780,180							786,782
Beginning Balance at Dec. 31, 2023									$ 91,469	$ 91,469
Beginning Balance (in shares) at Dec. 31, 2023									4,939,946	4,939,946
Ending Balance at Jul. 30, 2024										$ 86,783
Ending Balance (in shares) at Jul. 30, 2024										4,732,044
Beginning Balance at Dec. 31, 2023	$ 1	$ 1	1,608	1,608	(133,649)	(133,649)	17	17	$ (132,023)	$ (132,023)
Beginning Balance (in shares) at Dec. 31, 2023	779,908	779,908							786,510	786,510
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment								3		$ 3
Stock option exercises (in shares)		305
Stock-based compensation				642						642
Net loss						(21,278)				(21,278)
Ending Balance at Jul. 30, 2024		$ 1		6,591		(154,927)		20		(148,315)
Ending Balance (in shares) at Jul. 30, 2024		780,213
Ending Balance at Jun. 30, 2024									$ 86,783	$ 86,783
Ending Balance (in shares) at Jun. 30, 2024									4,732,044	4,732,044
Beginning Balance at Mar. 31, 2024					(140,958)				$ (139,218)
Ending Balance at Jun. 30, 2024	$ 1	$ 1	$ 6,163	6,163	$ (146,692)	(146,692)	$ 22	22	$ (140,506)	$ (140,506)
Ending Balance (in shares) at Jun. 30, 2024	780,180	780,180							786,782
Ending Balance at Jul. 30, 2024										$ 86,783
Ending Balance (in shares) at Jul. 30, 2024										4,732,044
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment								(2)		$ (2)
Stock option exercises				7						7
Stock option exercises (in shares)		33
Stock-based compensation				421						421
Net loss						(8,235)				(8,235)
Ending Balance at Jul. 30, 2024		$ 1		6,591		(154,927)		20		(148,315)
Ending Balance (in shares) at Jul. 30, 2024		780,213
Increase (Decrease) in Stockholders' Deficit
Net loss										3,600
Ending Balance at Sep. 30, 2024		$ 1		89,786		(13,217)		(9)		$ 76,561
Ending Balance (in shares) at Sep. 30, 2024		14,535,136								14,535,136
Beginning Balance at Jul. 31, 2024		$ 1		89,786		(16,823)				$ 72,964
Beginning Balance (in shares) at Jul. 31, 2024		13,387,636
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment								(9)		(9)
Net loss						3,606				3,606
Ending Balance at Sep. 30, 2024		$ 1		$ 89,786		$ (13,217)		$ (9)		$ 76,561
Ending Balance (in shares) at Sep. 30, 2024		14,535,136								14,535,136